Post-employment benefits - Non-current Employee Benefit Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	€ 137	€ 158
Other employee benefit liabilities	35	33
Employee benefit liabilities	172	191
GB
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	55	77
Other employee benefit liabilities	0	0
Employee benefit liabilities	55	77
Rest of world
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	82	81
Other employee benefit liabilities	35	33
Employee benefit liabilities	€ 117	€ 114